SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 7 - SEGMENT INFORMATION:

The Company has two segments, Commercial Operations and Research and Development. The following table presents net revenues and operating loss for the Company's segments for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,			Six Months Ended June 30,
	2020			2020
June 30, 2020:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	20,899	—	20,899	21,955	—	21,955
Operating loss	8,029	4,471	12,500	20,332	9,184	29,516
	Three Months Ended June 30,			Six Months Ended June 30,
	2019			2019
	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	1,563	—	1,563	3,300	—	3,300
Operating loss	3,604	8,776	12,380	5,871	15,722	21,593